INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory relates to clean coal and raw coal targeted for resell, which consisted of the following:
	As of December 31,
	2018	2017
Clean coal	$-	$45,426
Raw coal	-	15,399
Total	$-	$60,825